Basis of Presentation - Schedule of Statement of Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Provided by (Used in) Operating Activity, Continuing Operation [Abstract]
Net income / (loss)	$ (36,410)	$ (22,287)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	1,106	1,082
Previously Reported [Member]
Cash Provided by (Used in) Operating Activity, Continuing Operation [Abstract]
Net income / (loss)	$ (22,257)	(22,257)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability		1,052
Revision of Prior Period, Adjustment [Member]
Cash Provided by (Used in) Operating Activity, Continuing Operation [Abstract]
Net income / (loss)		(22,287)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability		$ 1,082